                                 AIM SUMMIT FUND


                        Supplement dated October 1, 2001
         to the Statement of Additional Information dated March 1, 2001 as supplemented July 13, 2001, August 1, 2001 and September 18, 2001


The following information replaces in its entirety the section titled "MANAGEMENT OF THE FUND" - "Trustees and Officers" on page 8 of the Statement of Additional Information:

"TRUSTEES AND OFFICERS

         The trustees and officers of the Fund and their principal occupations during the last five years are set forth below. All of the Fund's executive officers hold similar offices with some or all of the AIM Funds. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

                                           POSITION(S)                       PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                  HELD WITH REGISTRANT                    AT LEAST THE PAST 5 YEARS
=====================                  ====================     ======================================================
*ROBERT H. GRAHAM (54)                 Trustee, Chairman        Chairman, President and Chief Executive Officer, A I M
                                       and President            Management Group Inc.; Chairman and President, A I M
                                                                Advisors, Inc.; Director and Senior Vice President,
                                                                A I M Capital Management, Inc.; Chairman, A I M
                                                                Distributors, Inc., A I M Fund Services, Inc. and Fund
                                                                Management Company; and Director and Vice Chairman,
                                                                AMVESCAP PLC (parent of AIM and a global investment
                                                                management firm).

FRANK S. BAYLEY (62)                    Trustee                 Partner, law firm of Baker & McKenzie; Director and
Two Embarcadero Center                                          Chairman, C.D. Stimson Company (private investment
Suite 2400                                                      company); and Trustee, The Badgley Funds.
San Francisco, CA  94111

BRUCE L. CROCKETT (57)                  Trustee                 Director, ACE Limited (insurance company). Formerly,
906 Frome Lane                                                  Director, President and Chief Executive Officer, COMSAT
McLean, VA   22102                                              Corporation; and Chairman, Board of Governors of
                                                                INTELSAT (international communications company).

OWEN DALY II (77)                       Trustee                 Formerly, Director, Cortland Trust, Inc. (investment
Six Blythewood Road                                             company), CF & I Steel Corp., Monumental Life
Baltimore, MD   21210                                           Insurance Company and Monumental General Insurance
                                                                Company; and Chairman of the Board of Equitable
                                                                Bancorporation.

--------
* Mr. Graham is an "interested person" of the Trust and AIM as that term is defined in the 1940 Act.

                                           POSITION(S)                       PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                  HELD WITH REGISTRANT                    AT LEAST THE PAST 5 YEARS
=====================                  ====================     ======================================================
ALBERT R. DOWDEN (59)                   Trustee                 Chairman of the Board of Directors, Cortland Trust,
1815 Central Park Drive                                         Inc. (investment company) and DHJ Media, Inc.; and
P.O. Box 774000 - PMB #222                                      Director, Magellan Insurance Company. Formerly,
Steamboat Springs, CO 80477                                     Director, President and Chief Executive Officer, Volvo
                                                                Group North America, Inc.; Senior Vice President, AB
                                                                Volvo; and Director, The Hertz Corporation, Genmar
                                                                Corporation (boat manufacturer), National Media
                                                                Corporation and Annuity and Life Re (Holdings), Ltd.

EDWARD K. DUNN, JR. (66)                Trustee                 Formerly, Chairman of the Board of Directors,
2 Hopkins Plaza                                                 Mercantile Mortgage Corp.; Vice Chairman of the
8th Floor, Suite 805                                            Board of Directors, President and Chief Operating
Baltimore, MD   21201                                           Officer, Mercantile-Safe Deposit & Trust Co.; and
                                                                President, Mercantile Bankshares Corp.

JACK M. FIELDS (49)                     Trustee                 Chief Executive Officer, Twenty First Century Group,
434 New Jersey Avenue, SE                                       Inc. (governmental affairs company).  Formerly,
Washington, DC 20003                                            Member of the U.S. House of Representatives.

**CARL FRISCHLING (64)                  Trustee                 Partner, Kramer Levin Naftalis & Frankel LLP (law
919 Third Avenue                                                firm).
New York, NY   10022

PREMA MATHAI-DAVIS (50)                 Trustee                 Member, Visiting Committee, Harvard University
370 East 76th Street                                            Graduate School of Education, New School
New York, NY   10021                                            University.  Formerly, Chief Executive Officer, YWCA
                                                                of the USA; Commissioner, New York City Department
                                                                of the Aging; and Commissioner, New York City
                                                                Metropolitan Transportation Authority.

LEWIS F. PENNOCK (58)                   Trustee                 Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX   77057

--------
** Mr. Frischling may be an "interested person" of the Trust as that term is defined in the 1940 Act. The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

                                           POSITION(S)                       PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                  HELD WITH REGISTRANT                    AT LEAST THE PAST 5 YEARS
=====================                  ====================     ======================================================
RUTH H. QUIGLEY (66)                    Trustee                 Private investor; and President, Quigley Friedlander &
1055 California Street                                          Co. Inc., (financial advisory services firm) from 1984
San Francisco, CA  94108                                        to 1986.

LOUIS S. SKLAR (62)                     Trustee                 Executive Vice President, Development and Operations,
The Williams Tower                                              Hines Interests Limited Partnership (real estate
50th Floor                                                      development).
2800 Post Oak Blvd.
Houston, TX   77056

GARY T. CRUM (54)                       Senior Vice             Director and President, A I M Capital Management,
                                        President               Inc.; Director and Executive Vice President, A I M
                                                                Management Group Inc.; Director and Senior Vice
                                                                President, A I M Advisors, Inc.; and Director, A I M
                                                                Distributors, Inc. and AMVESCAP PLC (parent of AIM
                                                                and a global investment management firm).

CAROL F. RELIHAN (46)                   Senior Vice             Director, Senior Vice President, General Counsel and
                                        President and           Secretary, A I M Advisors, Inc.; Director, Senior
                                        Secretary               Vice President, General Counsel and Secretary, A I M
                                                                Management Group Inc.; Director, Vice President and
                                                                General Counsel, Fund Management Company; Vice
                                                                President, A I M Fund Services, Inc., A I M Capital
                                                                Management, Inc. and A I M Distributors, Inc.

DANA R. SUTTON (42)                     Vice President          Vice President and Fund Treasurer, A I M Advisors,
                                        and Treasurer           Inc.

MELVILLE B. COX (58)                    Vice President          Vice President and Chief Compliance Officer, A I M
                                                                Advisors, Inc. and A I M Capital Management, Inc.;
                                                                and Vice President, A I M Fund Services, Inc.

EDGAR M. LARSEN (61)                    Vice President          Vice President, A I M Advisors, Inc. and A I M
                                                                Capital Management, Inc.


         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Messrs. Bayley, Crockett, Daly, Dowden (Vice Chair), Dunn (Chair), Fields, Frischling (on leave of absence), Pennock and Sklar, Dr. Prema

Mathai-Davis and Ms. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Ms. Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Daly, Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Ms. Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as dis-interested trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the dis-interested trustees.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

         All of the Trust's trustees also serve as directors or trustees of some or all of the investment companies managed or advised by AIM. All of the Fund's executive officers hold similar offices with some or all of the other investment companies managed or advised by AIM."